485 BXT MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

As filed with the Securities and Exchange Commission on November 6, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment Number	333-148646

Post-Effective Amendment Number 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment Number 13	811-22093

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

(Exact Name of Registrant)

Minnesota Life Insurance Company

(formerly The Minnesota Mutual Life Insurance Company)

(Name of Depositor)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of Depositor’s Principal Executive Offices)

1-651-665-3500

(Depositor’s Telephone Number, including Area Code)

Dwayne C. Radel, Esq.

Senior Vice President and General Counsel

Minnesota Life Insurance Company

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and Address of Agent for Service)

Copy to:

Thomas E. Bisset, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, NW

Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on November 12, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Variable Universal Life Insurance Policies.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

PARTS A, B and C

Parts A, B and C to the Minnesota Life Individual Variable Universal Life Account of Minnesota Life Insurance Company’s Post-Effective Amendment No. 5 are identical to those filed in Post-Effective Amendment No. 4 (filed with the Commission on September 8, 2009): Parts A, B, and C are incorporated herein their entirety by reference to those filed in Post-Effective Amendment No. 4.  A filing pursuant to Rule 485(b) will be submitted to the Commission on or before November 12, 2009, which will incorporate all Staff comments and any required missing information or items.

MINNESOTA LIFE INDIVIDUAL VARIABLE UNIVERSAL LIFE ACCOUNT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Individual Variable Universal Life Account, certifies that it meets all of the requirements for effectiveness of this registration statement under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Saint Paul and the State of Minnesota on the 6th day of November, 2009.

MINNESOTA LIFE INDIVIDUAL VARIABLE
UNIVERSAL LIFE ACCOUNT
(Registrant)

By	/s/ Robert L. Senkler
Robert L. Senkler
Chairman of the Board,
President and Chief Executive Officer

MINNESOTA LIFE INSURANCE COMPANY
(Depositor)

By	/s/ Robert L. Senkler
Robert L. Senkler
Chairman of the Board,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert L. Senkler	Chairman, President and	November 6, 2009
Robert L. Senkler	Chief Executive Officer

*	Director
Mary K. Brainerd

*	Director
John W. Castro

*	Director
John J. Coughlan

*	Director
Sara H. Gavin

*	Director
John F. Grundhofer

*	Director
John H. Hooley

*	Director
Dennis E. Prohofsky

*	Director
Dwayne C. Radel

Director
Trudy A. Rautio

*	Director
Randy F. Wallake

*	Director
Warren J. Zaccaro

SIGNATURE	TITLE	DATE

/s/ Warren J. Zaccaro	Executive Vice President	November 6, 2009
Warren J. Zaccaro	and Chief Financial Officer
(chief financial officer)

/s/ Warren J. Zaccaro	Executive Vice President	November 6, 2009
Warren J. Zaccaro	and Chief Financial Officer
(chief accounting officer)

/s/ David J. LePlavy	Vice President, Treasurer	November 6, 2009
David J. LePlavy	and Controller (treasurer)

/s/ Dwayne C. Radel	Director and Attorney-in-Fact	November 6, 2009
Dwayne C. Radel

* (Powers of Attorney are herein incorporated by reference to: Post-Effective Amendment No. 4 to Form N-6 registration statement filed September 8, 2009 (File No. 333-148646))